DISPOSAL OF SUBSIDIARIES (Details) - Disposal on financial position of Group	Dec. 31, 2018 CNY (¥)
Effect of disposal on the financial position of the Group
Cash and cash equivalents	¥ 10,532,048
Loans principal, interest and financing service fee receivables	28,221,115
Available-for-sale investments	33,616,143
Interest in equity method investee	20,450,000
Property and equipment	3,653,157
Intangible assets and goodwill	23,333
Deferred tax assets	12,779,966
Other assets	320,606,280
Accrued employee benefits	(2,294,431)
Income tax payable	(14,785,506)
Other liabilities	(134,312,863)
Net assets and liabilities	¥ 278,489,242